Equity (Details Narrative) - USD ($)				1 Months Ended		12 Months Ended
	Feb. 25, 2022	Dec. 08, 2020	Nov. 01, 2020	Dec. 17, 2021	Oct. 27, 2021	Dec. 31, 2022	Dec. 31, 2021	Apr. 20, 2022	May 21, 2021	Apr. 30, 2020
Preferred Stock, Shares Authorized						20,000,000	20,000,000
Common stock (5,201,863 shares)						$ 20,000	$ 18,000
Non-qualified stock options, granted						8,010,000
Preferred Stock, Par Value						$ 0.0001	$ 0.0001
Outstanding warrants to purchase Common Stock						11,800,000
Derivative liability						$ 40,400,000
Deemed dividend amount						$ 32,800,000
Common Stock shares						206,844,580	184,266,934
Non-qualified stock options [Member]
Non-qualified stock options, granted			10,500,000
Exercise price			$ 0.55
Vest period			3 years
Non-qualified stock options, contractual term			10 years
Stock options, valuation			$ 0.51
Stock Options [Member]
Weighted-average grant date fair value of all options granted						$ 2,370,000	$ 2,820,000
Total intrinsic value of stock options exercised						1,100,000
Unrecognized stock-based compensation cost						$ 43,000,000.0
Weighted-average period						1 year 10 months 24 days
2020 Omnibus Equity Incentive Plan [Member]
Remaining shares available for issuance						34,600,000
Shares available for issuance						75,000,000.0
Private Placement [Member]
Purchase of stock		$ 2,500,000
Stock price per share		$ 0.25
Sale of stock		8,700,000
Common stock (5,201,863 shares)		$ 2,200,000
Series D Preferred Stock [Member]
Preferred Stock, Shares Outstanding						1,177,023
Preferred Stock Issued						1,177,023				1,000,000
Conversion Price Per Shares						$ 0.4248
Preferred Stock, Conversion Basis						The Series D liquidation preference is equal to $10.6191 per share
Dividend fixed annual rate						2.25%
Liquidation Preference share						$ 0.23893
Common Stocks [Member]
Common Stock shares								1,428,575
Number of warrants to purchase								2,000,000
Common Stock, Per share								$ 8.50
Aggregate Purchase price of Common share								$ 10,000,000.0
Series A Preferred Stock [Member]
Preferred Stock, Shares Outstanding						0	0
Description, conversion of preferred stock into common stock					all 1,000,000 shares of Series A preferred stock were converted into 30,754,896 shares of common stock
Preferred Stock Issued						0	0
Series B Convertible Preferred Stock | ANS
Preferred Stock, Shares Outstanding						0	2,395,105
Preferred Stock Issued						0	2,395,105		2,395,105
Aggregate purchase price									$ 6,900,000
Preferred Stock Series C [Member]
Conversion Price Per Shares						$ 3.125
Cumulative dividends, per annum						6.00%
Preferred Stock Series C [Member] | Island Capital Group LLC [Member]
Preferred Stock, Shares Outstanding						6,226,370	2,370,370
Preferred Stock Issued	3,856,000					6,226,370	2,370,370
Aggregate Face Value	$ 12,100,000			$ 7,400,000
Aggregate purchase price	$ 10,800,000
Series D Convertible Preferred Stock | Arena Investors LP [Member]
Preferred Stock Issued						1,177,023
Principal of the Convertible Notes						$ 12,500,000
Unamortized discount						$ 4,300,000
Series A Convertible Preferred Stock
Preferred Stock, Conversion Basis						1 preferred share is convertible to 1 common share
Cumulative dividends, per annum						4.00%